Reverse Recapitalization	3 Months Ended
Mar. 31, 2026
Reverse Recapitalization [Abstract]
Reverse Recapitalization	Reverse Recapitalization
As discussed in Note 1, Xanadu entered into the Agreement on November 3, 2025 with SPAC and Old Xanadu. The Reverse Recapitalization closed on March 26, 2026 (the "Closing Date"). At the closing of the transactions contemplated by the Agreement (the "Closing"), Xanadu had three authorized classes of shares, multiple voting shares (“Xanadu Class A Multiple Voting Shares”), subordinate voting shares (“Xanadu Class B Subordinate Voting
Shares”) and preferred shares (“Xanadu Preferred Shares”) issuable in series, of which only Xanadu Class A Multiple Voting Shares and Xanadu Class B Subordinate Voting Shares were issued and outstanding.
Immediately prior to the effective time of the Reverse Recapitalization, the following occurred:
•Preferred Share Exchange: Each then issued and outstanding preferred share in the capital of Old Xanadu was converted into and exchanged for one voting common share in the capital of Old Xanadu (each, an "Old Xanadu Voting Common Share").
•Recapitalization and Share Exchange: Each outstanding Old Xanadu Voting Common Share (including those issued upon the preferred share exchange) was transferred to the Company in exchange for a multiple voting share in the capital of Xanadu (each, a "Xanadu Class A Multiple Voting Share") based on an exchange ratio of 11.28 (the "Exchange Ratio"). Each outstanding non-voting common share in the capital of Old Xanadu (each, an "Old Xanadu Non-Voting Common Share") was transferred to the Company in exchange for a subordinate voting share in the capital of Xanadu (each, a "Xanadu Class B Subordinate Voting Share") based on the same Exchange Ratio.
•Equity Award Exchange: Each Old Xanadu voting option outstanding (whether vested or unvested) was exchanged for an option to purchase Xanadu Class A Multiple Voting Shares (each, a “Xanadu Class A Multiple Voting Share Option”). Each Old Xanadu non-voting option outstanding (whether vested or unvested) was exchanged for an option to purchase Xanadu Class B Subordinate Voting Shares (each, a “Xanadu Class B Subordinate Voting Share Option"). The number of Xanadu shares subject to each new option was determined by multiplying the number of Old Xanadu common shares subject to the original option by the Exchange Ratio (rounded down to the nearest whole share). The per-share exercise price for the new options was determined by dividing the prior exercise price by the Exchange Ratio. The strike price was converted from Canadian dollars to U.S. dollars to align with the trading of the Xanadu Class B Subordinate Voting Shares on the Nasdaq market.
•Warrant Exercise and Exchange: The Old Xanadu SFTrust Warrants and RBC Warrants (as defined below) outstanding immediately prior to the closing of the Reverse Recapitalization were exchanged for warrants to purchase Xanadu Class A Multiple Voting Shares ("MVS Warrants") and Xanadu Class B Subordinate Voting Shares ("SVS Warrants") based on the Exchange Ratio and a U.S. dollar denominated strike price. The Old Xanadu SFTrust Warrants were exchanged for warrants exercisable for 383,645 Xanadu Class A Multiple Voting Shares at a price of $0.02 per share and 136,329 Xanadu Class A Multiple Voting Shares at a price of $0.15 per share. Subsequently, on March 30, 2026, holders exercised the SFTrust Warrants on a net basis, resulting in 517,527 of these warrants being exchanged for Xanadu Class A Multiple Voting Shares on a cashless basis. The Old Xanadu RBC Warrants (as defined below) were exchanged for 157,960 warrants to purchase Xanadu Class B Subordinate Voting Shares at a price of $1.15 per share warrants to purchase Xanadu Class B Subordinate Voting Shares ("SVS Warrants").
•PIPE Financing: Xanadu issued and sold 27.5 million Xanadu Class B Subordinate Voting Shares to investors in the PIPE ("PIPE Investors") at a price of $10.00 per share for aggregate gross proceeds of $275,000.
•Sponsor Earn-out Shares: Crane Harbor Sponsor, LLC (the "SPAC Sponsor") subjected 1,100,000 Xanadu Class B Subordinate Voting Shares to an earn-out arrangement ("Earn-out Shares"), which were classified as a liability recognized at fair value.
Below are the shares outstanding immediately following the Reverse Recapitalization and PIPE investment:

	Shares	% of Voting
Old Xanadu Shareholders	257,684,899	86.5%
PIPE Investors	27,500,000	9.2%
SPAC Public Shareholders	3,211,605	1.0%
SPAC Private Placement Shareholders	2,264,000	0.8%
SPAC Sponsor Shares (1)	7,333,333	2.5%
Total Common Shares by Shareholder	297,993,837	100.0%

Xanadu Class A Multiple Voting Shares	254,709,401	85.5%
Xanadu Class B Subordinate Voting Shares (1)	43,284,436	14.5%
Total Common Shares by Class	297,993,837	100.0%
(1) Includes 1,100,000 Earn-out Shares subject to forfeiture. Refer to the section below for additional information.
Shares on a fully-diluted basis immediately following the Reverse Recapitalization and PIPE investment were:

	Shares	% of Voting
Old Xanadu Shareholders	257,684,899	74.5%
Old Xanadu Options	47,360,480	13.7%
Old Xanadu Warrants	677,934	0.2%
PIPE Investors	27,500,000	7.9%
SPAC Public Shareholders	3,211,605	0.9%
SPAC Private Placement Shareholders	2,264,000	0.7%
SPAC Sponsor Shares (1)	7,333,333	2.1%
Total Fully Diluted Shares	346,032,251	100.0%
(1) Includes 1,100,000 Earn-out Shares subject to forfeiture. Refer to the section below for additional information.
Gross proceeds from the Reverse Recapitalization were $301,646, which includes $275,000 of PIPE financing and $26,646 from SPAC. The Company incurred $52,157 in total costs related to the Reverse Recapitalization and PIPE financing, of which $37,915 were costs directly related to the issuance of shares, of which $1,264 was allocated to the issuance of the earn out shares, and thus expensed to the consolidated statement of operations and comprehensive loss, and the remaining $36,651 was recorded against share capital. These direct transaction costs consist primarily of legal, accounting, advisory, and other professional fees and were deducted from proceeds of the Reverse Recapitalization and PIPE financing, the net of which is recorded in common shares on the consolidated balance sheet. Total indirect and incremental transaction costs resulting from the Reverse Recapitalization were $15,506 of which $5,465 was expensed to the consolidated statement of operations and comprehensive income for three months ended March 31, 2026.
The Reverse Recapitalization was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, SPAC was treated as the 'acquired' company and Old Xanadu was treated as the accounting acquirer for financial reporting purposes. Accordingly, the consolidated financial statements represent the continuation of the financial statements of Old Xanadu, with the Reverse Recapitalization being treated as the equivalent of Xanadu issuing shares for the net assets of SPAC, accompanied by a recapitalization. The net assets of SPAC are stated at historical cost, with no goodwill or other intangible assets recorded. Historical retained earnings
(accumulated deficit) was carried forward following completion of the Reverse Recapitalization and the shareholder's equity of Xanadu is presented based on historical equity of Old Xanadu, recast to reflect that Reverse Recapitalization.
Earn-Out Shares
Prior to the Reverse Recapitalization, the SPAC Sponsor was the holder of 7,333,333 Class B shares in SPAC (the "SPAC Class B Shares"). Pursuant to the terms of the Plan of Arrangement, the SPAC Class B Shares were exchanged for Xanadu Class B Subordinate Voting Shares. The SPAC Sponsor subjected 1,100,000 Xanadu Class B Subordinate Voting Shares it received in the transactions contemplated by the Reverse Recapitalization, to an earn-out based on the price of the Xanadu Class B Subordinate Voting Shares as follows:
Following the Closing, at any time during the period following the Closing and expiring on the fourth anniversary of the Closing Date (the “Vesting Term”),
(i)  550,000 of the Earn-Out Shares shall be forfeited by the SPAC Sponsor for no consideration if the share price of Xanadu Class B Subordinate Voting Shares is not at least $12.50 per Xanadu Class B Subordinate Voting Shares for 20 trading days within any 30 consecutive trading day period during the Vesting Term, and
(ii) 550,000 additional Earn-Out Shares shall be forfeited by the SPAC Sponsor for no consideration if the share price of Xanadu Class B Subordinate Voting Shares is not at least $15.00 per Xanadu Class B Subordinate Voting Shares for 20 trading days within any 30 consecutive trading day period during the Vesting Term provided.
Vesting is not subject to any employment conditions of the holder of the Earn-Out Shares. However, in the event of (A) a merger, amalgamation, arrangement, consolidation or other business combination involving Xanadu, (B) a sale of all or substantially all of the assets of Xanadu, or (C) any other transaction or series of related transactions as a result of which the holders of Xanadu Class B Subordinate Voting Shares immediately prior to such transaction cease to own at least a majority of the outstanding Xanadu Class B Subordinate Voting Shares or its successor entity, in any case, during the Vesting Term, then, immediately prior to the consummation of such transaction, any and all Earn-Out Shares shall become fully vested and shall no longer be subject to forfeiture under the Reverse Recapitalization Agreement and sponsor letter agreement entered into on November 3, 2025 between the SPAC Sponsor, SPAC, Old Xanadu and Xanadu.
The Earn-out Shares are classified as liabilities in our consolidated balance sheet as of March 31, 2026 and are re-measured at fair value each period-end through to settlement.
As of the closing of the Reverse Recapitalization, the Earn-out Shares had a fair value of $9,997. As of March 31, 2026, the Earn-out Shares had a fair value of $7,164, with the changes in the fair value between the Closing Date and March 31, 2026 of $2,833 recognized as a gain on fair value of earn-out liabilities within the consolidated statements of operations and comprehensive loss. Additionally, the Company incurred $1,264 in costs related to the issuance of the Earn-out Shares, which was recorded to general and administrative operating expenses on the consolidated statement of operations and comprehensive loss. See Note 11 for additional information.
As of March 31, 2026, none of the triggering events have occurred; however, on May 11, 2026, certain triggering events were achieved, resulting in the vesting of 550,000 shares. Refer to Note 18 for additional information.